Financial Instruments and Derivatives - Financial Derivatives (Details) - Dec. 31, 2021 GJ / d in Thousands, $ in Millions, $ in Millions	CAD ($) $ / GJ $ / bbl gal / d MMBTU / d shares bbl / d $ / MMBTU $ / gal GJ / d	USD ($) $ / GJ $ / bbl gal / d MMBTU / d shares bbl / d $ / MMBTU $ / gal GJ / d
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	19,856	19,856
Average swap price | $ / bbl	80.81	80.81
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Forward contract | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	16,894	16,894
Average swap price | $ / bbl	87.66	87.66
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Forward contract | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	75.09	75.09
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	10,000	10,000
Average swap price | $ / bbl	88.18	88.18
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	66.40	66.40
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2022 | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	77.25	77.25
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,500	5,500
Average swap price | $ / bbl	90.04	90.04
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Forward contract | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,500	5,500
Average swap price | $ / bbl	95.23	95.23
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Forward contract | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	83.17	83.17
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	0	0
Average swap price | $ / bbl	0	0
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	0	0
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 January to March | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	0	0
Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar 2022 January to March | Forward contract | Western Canadian Select
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	2,000	2,000
Average swap price | $ / bbl	(15.00)	(15.00)
Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar 2022 January to March | Forward contract | Mixed Sweet Blend
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	3,311	3,311
Average swap price | $ / bbl	(4.88)	(4.88)
Financial AECO Propane Derivative Contracts – Canadian Dollar | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / gal	1.32	1.32
Financial AECO Propane Derivative Contracts – Canadian Dollar | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | gal / d	21,000	21,000
Financial AECO Natural Gas Derivative Contracts – Canadian Dollar | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	20	20
Average swap price | $ / GJ	2.94	2.94
Financial AECO Natural Gas Derivative Contracts – Canadian Dollar | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	20	20
Average swap price | $ / GJ	6.20	6.20
Financial AECO Natural Gas Derivative Contracts – Canadian Dollar | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / GJ	4.05	4.05
January 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 165.0
Fixed annual rate	205.00%	205.00%
January 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 209.7
Fixed annual rate	186.00%	186.00%
January 2022 - May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 170.0
Fixed annual rate	400.00%	400.00%
January 2022 - May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 166.9
Fixed annual rate	503.00%	503.00%
January 2022 - April 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 61.5
Fixed annual rate	412.00%	412.00%
January 2022 - April 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 80.3
Fixed annual rate	371.00%	371.00%
January 2022 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 270.0
Fixed annual rate	378.00%	378.00%
January 2022 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 274.7
Fixed annual rate	432.00%	432.00%
January 2022 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 257.5
Fixed annual rate	375.00%	375.00%
January 2022 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 276.4
Fixed annual rate	403.00%	403.00%
January 2022 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 82.0
Fixed annual rate	430.00%	430.00%
January 2022 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 107.0
Fixed annual rate	398.00%	398.00%
January 2022 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 230.0
Fixed annual rate	408.00%	408.00%
January 2022 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 291.1
Fixed annual rate	413.00%	413.00%
January 2022 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 20.0
Fixed annual rate	418.00%	418.00%
January 2022 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 25.3
Fixed annual rate	425.00%	425.00%
January 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 17.0
January 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 21.8
May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	19.2
May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		15.0
January 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	32.0
January 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		25.0
February 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	19.2
February 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount		15.0
May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 30.0
May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	32.2
January 2022 - April 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 9.1
Number of shares | shares	3,717,846	3,717,846
January 2022 - April 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 8.3
Number of shares | shares	3,674,746	3,674,746
January 2022 - April 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 3.6
Number of shares | shares	717,846	717,846
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | 2022 April - December
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	15,000	15,000
Average swap price | $ / MMBTU	(0.94)	(0.94)
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | 2023
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	15,000	15,000
Average swap price | $ / MMBTU	(0.94)	(0.94)
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | 2024
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	15,000	15,000
Average swap price | $ / MMBTU	(0.94)	(0.94)
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | 2025 January - March
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	15,000	15,000
Average swap price | $ / MMBTU	(0.94)	(0.94)